Mar. 04, 2022
Aptus Collared Income Opportunity ETF
Aptus Collared Income Opportunity ETF
Aptus Collared Income Opportunity ETF (ACIO) (the “Fund”) March 4, 2022 Supplement to the Summary Prospectus and Prospectus, each dated August 31, 2021
The following replaces the section entitled “Principal Investment Strategies” on pages 1–2 of the Fund’s Summary Prospectus and pages 8–9 of the Fund’s Prospectus:
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of U.S.-listed equity securities of any market capitalization and buying put options or an options collar (i.e., a mix of written (sold) call options and long (bought) put options) on the same underlying equity securities, a U.S. equity ETF, or on an index tracking a portfolio of U.S. equity securities (a “U.S. Equity Index”). The U.S. Equity Index, U.S. equity ETF, and the underlying equity securities may be of any market capitalization. The equity securities and options held by the Fund must be listed on a U.S.-exchange, and the equity securities may include common stocks of U.S. companies, American Depositary Receipts (“ADRs”) (i.e., receipts evidencing ownership of foreign equity securities), and real estate investment trusts (“REITs”). The Fund will typically limit investments in ADRs to approximately 20% of the Fund’s net assets.
Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), selects the Fund’s equity securities based on the Adviser’s assessment of the likelihood that the dividends paid by the issuer will increase or remain stable and based on the liquidity of the options available for such security. The Adviser considers factors primarily related to yield, earnings growth, revenue growth, and distribution history in assessing the likelihood that the dividends paid by an issuer will increase or remain stable. No more than 30% of the Fund’s net assets will typically be invested in companies in a single sector. The Adviser may replace a security if it believes another security offers a better value proposition, with a bias for low portfolio turnover.
The Fund’s options collar strategy typically consists of two components: (i) selling covered call options on up to 100% of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same underlying equity securities, a U.S. equity ETF, or the U.S. Equity Index to “hedge” or mitigate the downside risk associated with owning equity securities. The Fund seeks to generate income from the combination of dividends received from the equity securities held by the Fund and premiums received from the sale of options. Additionally, the Fund may purchase put options or utilize a combination of purchased and written (sold) put options (known as a “spread”) on one or more equity securities, a U.S. equity ETF, or a U.S. Equity Index to “hedge” or mitigate the downside risk associated with owning equity securities.
Call Options. A written (sold) call option gives the seller the obligation to sell shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the writer (seller) of the call option will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium. The call options written by the Fund are “covered” because the Fund owns the reference asset at the time it sells the option.
Put Options. A put option gives the purchaser the right to sell shares of the reference asset at a strike price prior to its expiration date. The purchaser pays a cost (premium) to purchase the put option. In the event the reference asset declines in value below the strike price and the holder exercises its put option, the holder will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the holder), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the holder’s loss is limited to the amount of premium it paid.
A written (sold) put option gives the seller the obligation to buy shares of the reference asset at a strike price until its expiration date. The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the reference asset declines in value below the strike price and the holder exercises the put option, the writer (seller) of the put option will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset appreciates in value, the put option may end up worthless and the writer (seller) of the put option retains the premium. The put options written by the Fund are considered “covered” when the Fund owns at least an equivalent number of put options on the same reference asset with the same expiration date and a higher strike price at the time it sells the options.
The Fund may write call options on up to 100% of each equity position held in the portfolio and will use a portion of the premium received from writing such call options to purchase put options. Call options written by the Fund will typically have a strike price that is higher than the current price of the reference asset, and put options purchased by the Fund will typically have a strike price that is lower (in some cases, significantly lower) than the current price of the reference asset. Options selected for the Fund will typically expire one week to nine months from their purchase date and will be rolled periodically (e.g., monthly) to continue generating income or to reflect the Adviser’s revised outlook on the underlying portfolio security. When an option is rolled, the Adviser simultaneously closes one option contract and opens another. The new contract opened can have a further-dated expiration (i.e., the option would be rolled “out”), higher strike price (i.e., rolled “up”), lower strike price (i.e., rolled “down”), or a combination of both a different expiration and strike.
In addition to the options strategies discussed above, the Fund may utilize a “bull call spread” options strategy. The Fund’s bull call spread strategy entails (i) the purchase of at-the-money call options (i.e., call options with a strike price roughly equal to the current price of the underlying asset) on an index or ETF tracking an index representing the U.S. equity market and (ii) writing (selling) out-of-the-money call options (i.e., call options with a strike price higher than the current price of the underlying asset) on the same index or ETF. The bull call spread strategy is intended to profit from moderate increases in the value of the reference asset (up to the strike price of the written call options). The Fund may also purchase call options on the securities held by the Fund to enable the Fund to further benefit from an increase in the value of such securities.
In addition, the Adviser may utilize a combination of purchased and written (sold) put or call options on the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. The Adviser generally expects to invest less than 1% of the Fund’s net assets in VIX Index call and put options at the time of investment.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
As of July 30, 2021, the Fund invested a significant portion of its assets in the information technology sector.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.